Intangible assets and goodwill	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible assets and goodwill
Note 15 - Intangible assets and goodwill
The following table depicts the split between Polestar Group's intangible assets, goodwill and trademarks:

	As of December 31,
	2024	2023
Intangible assets	994,881	1,368,259
Goodwill and trademarks	45,968	50,448
Total	$1,040,849	$1,418,707
Intangible assets were as follows:

	Internally developed IP	Software	Acquired IP	Total
Acquisition cost
Balance as of January 1, 2023	208,966	3,203	1,565,849	1,778,018
Additions	97,720	7,665	241,048	346,433
Derecognition due to program changes	(8,341)	—	—	(8,341)
Divestments and disposals	—	—	(12,347)	(12,347)
Effect of foreign currency exchange rate differences	12,105	512	41,937	54,554
Balance as of December 31, 2023	$310,450	$11,380	$1,836,487	$2,158,317
Additions[1]	178,487	2,592	116,301	297,380
Derecognition due to program changes	—	(984)	—	(984)
Effect of foreign currency exchange rate differences	(33,908)	(1,323)	(141,668)	(176,899)
Balance as of December 31, 2024	$455,029	$11,665	$1,811,120	$2,277,814
Accumulated amortization and impairment
Balance as of January 1, 2023	(14,856)	(673)	(417,717)	(433,246)
Amortization expense	(748)	(812)	(77,895)	(79,455)
Amortization expense capitalized into inventory	—	—	(27,580)	(27,580)
Divestments and disposals	—	—	12,297	12,297
Impairment loss	(2,588)	—	(246,775)	(249,363)
Effect of foreign currency exchange rate differences	(597)	(63)	(12,051)	(12,711)
Balance as of December 31, 2023	$(18,789)	$(1,548)	$(769,721)	$(790,058)
Amortization expense	—	(2,055)	(6,310)	(8,365)
Amortization expense capitalized into inventory	(1,581)	—	(49,592)	(51,173)
Impairment loss[2]	(313,868)	(1,029)	(161,963)	(476,860)
Effect of foreign currency exchange differences	1,750	252	41,521	43,523
Balance as of December 31, 2024	$(332,488)	$(4,380)	$(946,065)	$(1,282,933)

Carrying amount as of December 31, 2023	$291,661	$9,832	$1,066,766	$1,368,259
Carrying amount as of December 31, 2024	$122,541	$7,285	$865,055	$994,881
1 - Of $297,380 in additions for the full year ended December 31, 2024 $157,373 has been settled in cash. These $157,373 are included in the $209,101 cash used for investing activities related to additions to intangible assets, and the remaining $51,728 relates to decreases in trade payables - related parties from prior years which were settled in cash during the full year ended December 31, 2024. Of $346,433 in additions for the year ended December 31, 2023, has $217,861 been settled in cash and included in cash used for investing activities related to additions to intangible assets.
2 - For the year ended December 31, 2024, Polestar 3, Polestar 5 and Polestar 6 CGU was assessed for impairment, and impairment losses amounting to $476,860 were recognized related to Intellectual property, where 100% of the amount was recognized within cost of sales.
For the year ended December 31, 2024, additions to internally developed IP are primarily related to Polestar 5 and various other internal programs, such as model year changes. Additions of acquired IP during the year ended December 31, 2024 were primarily related to acquisitions of Polestar 3 IP from Volvo Cars and Polestar 4 IP from Geely. Polestar also acquired IP related to model years changes of the Polestar 2 from Volvo Cars. Refer to Note 27 - Related party transactions for further details.
Changes to the carrying amount of goodwill and trademarks were as follows:

	Goodwill	Trademarks	Total
Balance as of January 1, 2023	46,460	2,307	48,767
Impairment loss	—	—	—
Effect of foreign currency exchange rate differences	1,601	80	1,681
Balance as of December 31, 2023	$48,061	$2,387	$50,448
Impairment loss	—	—	—
Effect of foreign currency exchange rate differences	(4,268)	(212)	(4,480)
Balance as of December 31, 2024	$43,793	$2,175	$45,968